SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2023
Buildings | Minimum
Property, plant and equipment
Estimated useful lives			10 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives			20 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives			5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful lives			10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives			5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives			5 years
Solar power systems | Depreciation life
Property, plant and equipment
Estimated useful lives	30 years
Maximum useful life of transferred to an offtaker	30 years
Increase or decrease in depreciation expenses		$ 2,186
Solar power systems | Minimum | Depreciation life
Property, plant and equipment
Estimated useful lives	20 years
Solar power systems | Maximum | Depreciation life
Property, plant and equipment
Estimated useful lives	25 years